Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 24, 2014	Dec. 25, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. COMMITMENTS AND CONTINGENCIES

Legal Matters

Around February 24, 2014, a former employee filed a class action in the Superior Court of the State of California, County of Orange, against EPL on behalf of all putative class members (all hourly employees from 2010 to the present) alleging certain violations of California labor laws, including failure to pay overtime compensation, failure to provide meal periods and rest breaks, and failure to provide itemized wage statements. The putative lead plaintiff’s requested remedies included compensatory and punitive damages, injunctive relief, disgorgement of profits, and reasonable attorneys’ fees and costs. No specific amount of damages sought was specified in the complaint. We were served with the complaint on March 3, 2014. While we intend to vigorously defend against this action, including its class certification, its ultimate outcome is presently not determinable, as it is in a preliminary phase. Thus, we cannot determine the likelihood of an adverse judgment nor a likely range of damages, if any. A settlement or adverse judgment could have a material adverse impact.

We are involved in various claims and legal actions that arise in the ordinary course of business. We do not believe that the ultimate resolution of these actions will have a material adverse effect on our financial position, results of operations, liquidity, or capital resources. A significant increase in the number of claims or an increase in amounts payable under successful claims could materially adversely affect our business, financial condition, results of operations or cash flows.

Purchasing Commitments

We have long-term beverage supply agreements with certain major beverage vendors. Pursuant to the terms of these arrangements, marketing rebates are provided to us and our franchisees from beverage vendors based upon dollar volumes of purchases system-wide, which vary with demand for and the price of syrup. Our contracts extend so far as 2017, and our estimated obligations under them total $19.9 million.

We have two supplier contracts for chicken that terminate in December 2014 and January 2015. We entered into these agreements in December 2013 at costs comparable to those of the contracts that preceded them. At September 24, 2014, our estimated obligations under them totaled $7.6 million.

Contingent Lease Obligations

We are contingently liable for two leases that we assigned to franchisees. The latest lease expires in 2015. At September 24, 2014, our maximum exposure was $52,000, or $45,000, if discounted at our estimated pre-tax cost of debt. In the event of a franchisee default, we could cross-default the franchisee under its franchise agreement. We believe that cross-default provisions reduce our risk of payments, and we have not recorded any liability in our condensed consolidated financial statements related to these liabilities.

Employment Agreements

We have at-will employment agreements with four of our officers. These agreements provide for minimum salary levels, possible annual adjustments for cost-of-living changes, and incentive bonuses payable under certain conditions.

Indemnification Agreements

We have entered into indemnification agreements with each of our current directors and executive officers. These agreements require us to indemnify them to the fullest extent permitted under Delaware law against liabilities that may arise by reason of their service to us, and to advance expenses incurred as a result of any proceeding against them where they could be indemnified. We also intend to enter into indemnification agreements with our future directors and executive officers.

14. COMMITMENTS AND CONTINGENCIES

Legal Matters

On or about February 24, 2014, a former employee filed a class action in the Superior Court of the State of California, County of Orange, against EPL on behalf of all putative class members (all hourly employees from 2010 to the present) alleging certain violations of California labor laws, including failure to pay overtime compensation, failure to provide meal periods and rest breaks and failure to provide itemized wage statements. The putative lead plaintiff’s requested remedies include compensatory and punitive damages, injunctive relief, disgorgement of profits and reasonable attorneys’ fees and costs. The Company was served with the complaint on March 3, 2014. While the Company intends to vigorously defend against this action, including its class certification, the ultimate outcome of the case is presently not determinable as it is in a preliminary phase. Thus, the Company cannot at this time determine the likelihood of an adverse judgment or a likely range of damages in the event of an adverse judgment. Any settlement of or judgment with a negative outcome arising from such lawsuit could have an adverse material impact.

The Company is involved in various claims and legal actions that arise in the ordinary course of business. The Company does not believe that the ultimate resolution of these actions will have a material adverse effect on the Company’s financial position, results of operations, liquidity and capital resources. A significant increase in the number of claims or an increase in amounts owing under successful claims could materially adversely affect the Company’s business, financial condition, results of operations and cash flows.

Purchasing Commitments

The Company has long-term beverage supply agreements with certain major beverage vendors. Pursuant to the terms of these arrangements, marketing rebates are provided to the Company and its franchisees from the beverage vendors based upon the dollar volume of purchases for system-wide restaurants which will vary according to their demand for beverage syrup and fluctuations in the market rates for beverage syrup. These contracts have terms extending into 2017 with an estimated Company obligation totaling $24.3 million.

At December 25, 2013, the Company’s total estimated commitment to purchase chicken was $2.4 million.

Contingent Lease Obligations

As a result of assigning the Company’s interest in obligations under real estate leases in connection with the sale of Company-operated restaurants to some of the Company’s franchisees, the Company is contingently liable on two lease agreements. These leases have various terms, the latest of which expires in 2015. As of December 25, 2013, the potential amount of undiscounted payments the Company could be required to make in the event of non-payment by the primary lessee was $158,000. The present value of these potential payments discounted at the Company’s estimated pre-tax cost of debt at December 25, 2013 was $139,000. The Company’s franchisees are primarily liable on the leases. The Company has cross-default provisions with these franchisees that would put them in default of their franchise agreement in the event of non-payment under the leases. The Company believes these cross-default provisions reduce the risk that payments will be required to be made under these leases. Accordingly, no liability has been recorded in the Company’s consolidated financial statements related to these guarantees.

Employment Agreements

The Company has employment agreements with four of the officers of the Company on an at will basis. These agreements provide for minimum salary levels, possible annual adjustments for cost-of-living changes, and incentive bonuses that are payable under certain business conditions.

Indemnification Agreements

The Company has entered into indemnification agreements with each of the current directors and executive officers. These agreements require the Company to indemnify these individuals to the fullest extent permitted under Delaware law against liabilities that may arise by reason of their service to the Company and to advance expenses incurred as a result of any proceeding against them as to which they could be indemnified. The Company also intends to enter into indemnification agreements with our future directors and executive officers.